RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Change in Fair Value of Derivative Assets and Liabilities Classified as Level III (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Energy Revenue
Net change in the Level III fair value category
Revenues include unrealized gains (loss) attributed to derivatives in the Level III category	CAD (7)	CAD 7
Commodity contract | Power
Net change in the Level III fair value category
Balance at beginning of year	16	9
Transfers out of Level III	(19)	(1)
Total (losses)/gains included in Net income	(17)	13
Sales	(5)	(3)
Settlements	18	(2)
Balance at end of year	(7)	CAD 16
Commodity contract | Power | Level III
Net change in the Level III fair value category
Decrease in fair value of outstanding derivative instruments included in Level III due to a 10% increase in commodity prices	2
Increase in fair value of outstanding derivative instruments included in Level III due to a 10% decrease in commodity prices	CAD 2